Accounts Receivable, Net	12 Months Ended
Jun. 30, 2019
Receivables [Abstract]
Accounts Receivable, Net

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:	As of June 30,
	2019	2018
Accounts receivable from third-party customers	$5,292,486	$5,681,513
Less: allowance for doubtful accounts	(128,106)	(40,012)
Total accounts receivable from third-party customers, net	5,164,380	5,641,501
Add: accounts receivable - related parties	244,764	-
Total accounts receivable, net	$5,409,144	$5,641,501

For the years ended June 30, 2019, 2018 and 2017, the Company recorded a bad debt provision of $90,077, a bad debt recovery of $5,356 and a bad debt provision of $43,987, respectively. Allowance for doubtful accounts amounted to $128,106 and $40,012 as of June 30, 2019 and 2018, respectively.

Approximately RMB 27 million ($3.9 million) or 76% of the accounts receivable balance as of June 30, 2019 from third-party customers has been collected as of the date of this Report.

In connection with the Company’s long-term investments in equity investees as disclosed in Note 2, the Company sold certain intelligence pet products to Linshui and Dogness Network. The outstanding accounts receivable from these related parties amounted to $244,764 as of June 30, 2019, which has been fully collected back as of the date of this Report (see Note 11).